Performance Management - Schwab Core Bond ETF	Jan. 13, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the fund has not completed a full calendar year of operations, no performance figures are given. Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s returns and comparing the fund’s performance to one or more indices. For current performance information, once available, please see
www.schwabassetmanagement.com/prospectus.

Performance One Year or Less [Text]	Because the fund has not completed a full calendar year of operations, no performance figures are given.
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus